ALICE A. WATERS
ATTORNEY AT LAW

113 E. FRANKLIN STREET	TELEPHONE (972) 938-9090
WAXAHACHIE, TEXAS 75165	FACSIMILE (972) 938-9091

July 27, 2006

Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Mr. Jason Wynn

Re: Zion Oil & Gas, Inc.
Amendment No. 4 to Registration Statement on Form SB-2
Filed July 27, 2006, Registration No. 333-131275

Dear Mr. Wynn:

Attached for filing on behalf of the referenced Issuer is Amendment No. 4 to the Registration Statement on Form SB-2. Changes have been made as a result of the completion of the audit for the period ended December 31, 2006 by KPMG--Somekh Chaikin.

The financial statements for the three months ended March 31, 2006 (unaudited) and for the years ended December 31, 2005 (previously unaudited) and 2004 and for the period from inception (April 6, 2000) until December 31, 2004 have been restated because the Issuer determined that it had not correctly recorded at fair value equity instruments issued to employees and non-employees for services rendered and in consideration for debt issuances and modifications for the period from inception until December 31, 2005. As a result of this restatement, the Issuer also filed today its third amended annual report for 2004 on Form 10-KSB/A.

Three marked copies and three plain copies of this Amendment to the Registration Statement and the Form 10-K will be forwarded to you under separate cover.

If you have additional comments, please contact me at your earliest convenience.

Sincerely,

/s/Alice A. Waters

Alice A. Waters

cc: Mr. Eugene A. Soltero